Share based compensation - Option Activity (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥) USD ($) ¥ / shares
Share-based compensation
Number of options outstanding at end of year | $	5,940,452
Weighted average exercise price of share options outstanding at end of period | ¥ / shares	¥ 0.007
Weighted average grant date fair value of share options outstanding at end of year | ¥	¥ 28.01
Granted during the year
Share-based compensation
Number of options granted as of June 1, 2019 | $	5,940,452
Weighted average exercise price of share options granted as of June 1, 2019 | ¥ / shares	¥ 0.007
Weighted average grant date fari value of share options granted as of June 1, 2019 | ¥	¥ 28.01